TAXATION - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Line Items]
Statutory corporate income tax rate	17.00%	17.00%	17.00%
Tax losses with expiry date	$ 1,131,293	$ 520,523	$ 186,587
Singapore
Income Tax Disclosure [Line Items]
Statutory corporate income tax rate	17.00%	17.00%	17.00%
Development and Expansion Incentive period commencing from January 1, 2012	5 years	5 years
Concessionary tax rate	10.00%
Development and Expansion Incentive extension period commencing from January 1, 2017	5 years	5 years
Taiwan
Income Tax Disclosure [Line Items]
Statutory corporate income tax rate	20.00%	17.00%
Malaysia
Income Tax Disclosure [Line Items]
Statutory corporate income tax rate			24.00%	25.00%
Vietnam
Income Tax Disclosure [Line Items]
Statutory corporate income tax rate			20.00%	22.00%